COLUMBIA ACORN TRUST
Columbia Thermostat Fund℠
(the "Fund")

Supplement dated December 10, 2012 to
the Prospectuses dated May 1, 2012, as supplemented, the Prospectus dated November 8, 2012, and the Statement of Additional Information dated May 1, 2012, as supplemented

(Columbia Thermostat Fund)
Effective immediately, the Fund's Prospectuses dated May 1, 2012, as supplemented, and the Fund's Prospectus dated November 8, 2012, are supplemented as follows:
Under the heading Principal Investment Strategies, the table entitled "Allocation of Stock/Bond Assets Within Asset Classes" is replaced in its entirety with the following:

Allocation of Stock/Bond Assets Within Asset Classes
Stock Funds	Type of Fund	Allocation
Columbia Acorn Fund	Small/Mid-cap growth	15%
Columbia Acorn Select	Mid-cap growth	10%
Columbia Acorn International	Small/Mid-cap international growth	20%
Columbia Dividend Income Fund	Large-cap value	20%
Columbia Large Cap Enhanced Core Fund	Large-cap blend	10%
Columbia Contrarian Core Fund	Large-cap blend	15%
Columbia Select Large Cap Growth Fund	Large-cap growth	10%
Total		100%
Bond Funds	Type of Fund	Allocation
Columbia Intermediate Bond Fund	Intermediate term bond	30%
Columbia Income Opportunities Fund	High yield bond	30%
Columbia Short Term Bond Fund	Short term bond	40%
Total		100%

The following are added beneath the last bullet point under the heading Principal Risks:

  Dollar Rolls Risk – Dollar rolls are transactions in which a Portfolio Fund sells securities to counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Portfolio Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Portfolio Fund's portfolio turnover rate. If the Portfolio Fund reinvests the proceeds of the security sold, the Portfolio Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

  Mortgage-Backed Securities Risk – The value of a Portfolio Fund's mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Mortgage backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Portfolio Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Asset-Backed Securities Risk – The value of a Portfolio Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Portfolio Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Prepayment and Extension Risk – Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to a Portfolio Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Portfolio Fund's investments are locked in at a lower rate for a longer period of time.

  Reinvestment Risk – Income from a Portfolio Fund's debt securities portfolio will decline if and when the Portfolio Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Portfolio Fund's portfolio.

  Liquidity Risk – Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that a Portfolio Fund may not be able to sell such securities at the time it desires or without adversely affecting their price.

  Derivatives Risk – Futures Contracts – Certain Portfolio Funds may buy or sell futures. A futures contract is a contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the particular futures market could be reduced. Certain futures markets are more liquid than others. In addition, certain futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. To the extent that a Portfolio Fund trades on such futures exchanges, the Portfolio Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

  Changing Distribution Levels Risk – The amount of the distributions paid by certain Portfolio Funds generally depends on the amount of interest and/or dividends received by the Portfolio Fund on the securities it holds. A Portfolio Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Portfolio Fund receives from its investments decline.

  Rule 144A Securities Risk – Certain Portfolio Funds may invest significantly in privately placed securities that have not been registered for sale under the Securities Act of 1933 pursuant to Rule 144A (Rule 144A securities) which are determined to be liquid in accordance with procedures adopted by the Portfolio Fund's Board of Trustees. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities could affect adversely the marketability of such securities and the Portfolio Fund might be unable to dispose of such securities promptly or at reasonable prices. Accordingly, even if determined to be liquid, the Portfolio Fund's holdings of Rule 144A securities may increase the level of Fund illiquidity if eligible buyers become uninterested in buying them. The Portfolio Fund may also have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Additionally, the purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

The bullet point entitled Index Risk under the heading Principal Risks is deleted in its entirety.

COLUMBIA ACORN TRUST
Columbia Thermostat Fund℠
(the "Fund")

Supplement dated December 10, 2012 to
the Prospectuses dated May 1, 2012, as supplemented, the Prospectus dated November 8, 2012, and the Statement of Additional Information dated May 1, 2012, as supplemented

(Columbia Thermostat Fund)
Effective immediately, the Fund's Prospectuses dated May 1, 2012, as supplemented, and the Fund's Prospectus dated November 8, 2012, are supplemented as follows:
Under the heading Principal Investment Strategies, the table entitled "Allocation of Stock/Bond Assets Within Asset Classes" is replaced in its entirety with the following:

Allocation of Stock/Bond Assets Within Asset Classes
Stock Funds	Type of Fund	Allocation
Columbia Acorn Fund	Small/Mid-cap growth	15%
Columbia Acorn Select	Mid-cap growth	10%
Columbia Acorn International	Small/Mid-cap international growth	20%
Columbia Dividend Income Fund	Large-cap value	20%
Columbia Large Cap Enhanced Core Fund	Large-cap blend	10%
Columbia Contrarian Core Fund	Large-cap blend	15%
Columbia Select Large Cap Growth Fund	Large-cap growth	10%
Total		100%
Bond Funds	Type of Fund	Allocation
Columbia Intermediate Bond Fund	Intermediate term bond	30%
Columbia Income Opportunities Fund	High yield bond	30%
Columbia Short Term Bond Fund	Short term bond	40%
Total		100%

The following are added beneath the last bullet point under the heading Principal Risks:

  Dollar Rolls Risk – Dollar rolls are transactions in which a Portfolio Fund sells securities to counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Portfolio Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Portfolio Fund's portfolio turnover rate. If the Portfolio Fund reinvests the proceeds of the security sold, the Portfolio Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

  Mortgage-Backed Securities Risk – The value of a Portfolio Fund's mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Mortgage backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Portfolio Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Asset-Backed Securities Risk – The value of a Portfolio Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Portfolio Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Prepayment and Extension Risk – Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to a Portfolio Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Portfolio Fund's investments are locked in at a lower rate for a longer period of time.

  Reinvestment Risk – Income from a Portfolio Fund's debt securities portfolio will decline if and when the Portfolio Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Portfolio Fund's portfolio.

  Liquidity Risk – Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that a Portfolio Fund may not be able to sell such securities at the time it desires or without adversely affecting their price.

  Derivatives Risk – Futures Contracts – Certain Portfolio Funds may buy or sell futures. A futures contract is a contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the particular futures market could be reduced. Certain futures markets are more liquid than others. In addition, certain futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. To the extent that a Portfolio Fund trades on such futures exchanges, the Portfolio Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

  Changing Distribution Levels Risk – The amount of the distributions paid by certain Portfolio Funds generally depends on the amount of interest and/or dividends received by the Portfolio Fund on the securities it holds. A Portfolio Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Portfolio Fund receives from its investments decline.

  Rule 144A Securities Risk – Certain Portfolio Funds may invest significantly in privately placed securities that have not been registered for sale under the Securities Act of 1933 pursuant to Rule 144A (Rule 144A securities) which are determined to be liquid in accordance with procedures adopted by the Portfolio Fund's Board of Trustees. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities could affect adversely the marketability of such securities and the Portfolio Fund might be unable to dispose of such securities promptly or at reasonable prices. Accordingly, even if determined to be liquid, the Portfolio Fund's holdings of Rule 144A securities may increase the level of Fund illiquidity if eligible buyers become uninterested in buying them. The Portfolio Fund may also have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Additionally, the purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

The bullet point entitled Index Risk under the heading Principal Risks is deleted in its entirety.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	Columbia Acorn Trust
Central Index Key	dei_EntityCentralIndexKey	0000002110
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 10, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec 10, 2012
Prospectus Date	rr_ProspectusDate	Dec 10, 2012
Supplement Text Block	columbia_SupplementTextBlock

COLUMBIA ACORN TRUST
Columbia Thermostat Fund℠
(the "Fund")

Supplement dated December 10, 2012 to
the Prospectuses dated May 1, 2012, as supplemented, the Prospectus dated November 8, 2012, and the Statement of Additional Information dated May 1, 2012, as supplemented

(Columbia Thermostat Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	columbia_SupplementTextBlock	Effective immediately, the Fund's Prospectuses dated May 1, 2012, as supplemented, and the Fund's Prospectus dated November 8, 2012, are supplemented as follows:
Startegy Narrative Supplement [Text Block]	columbia_SupplementTextBlock_01	Under the heading Principal Investment Strategies, the table entitled "Allocation of Stock/Bond Assets Within Asset Classes" is replaced in its entirety with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Allocation of Stock/Bond Assets Within Asset Classes
Stock Funds	Type of Fund	Allocation
Columbia Acorn Fund	Small/Mid-cap growth	15%
Columbia Acorn Select	Mid-cap growth	10%
Columbia Acorn International	Small/Mid-cap international growth	20%
Columbia Dividend Income Fund	Large-cap value	20%
Columbia Large Cap Enhanced Core Fund	Large-cap blend	10%
Columbia Contrarian Core Fund	Large-cap blend	15%
Columbia Select Large Cap Growth Fund	Large-cap growth	10%
Total		100%
Bond Funds	Type of Fund	Allocation
Columbia Intermediate Bond Fund	Intermediate term bond	30%
Columbia Income Opportunities Fund	High yield bond	30%
Columbia Short Term Bond Fund	Short term bond	40%
Total		100%

Risk Narrative Supplement [Text Block]	columbia_SupplementTextBlock_02	The following are added beneath the last bullet point under the heading Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

  Dollar Rolls Risk – Dollar rolls are transactions in which a Portfolio Fund sells securities to counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Portfolio Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Portfolio Fund's portfolio turnover rate. If the Portfolio Fund reinvests the proceeds of the security sold, the Portfolio Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

  Mortgage-Backed Securities Risk – The value of a Portfolio Fund's mortgage-backed securities may be affected by, among other things, changes or perceived changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Mortgage backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Portfolio Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Asset-Backed Securities Risk – The value of a Portfolio Fund's asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market's assessment of the quality of underlying assets. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. They may also be backed, in turn, by securities backed by these types of loans and others, such as mortgage loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Portfolio Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

  Prepayment and Extension Risk – Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to a Portfolio Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Portfolio Fund's investments are locked in at a lower rate for a longer period of time.

  Reinvestment Risk – Income from a Portfolio Fund's debt securities portfolio will decline if and when the Portfolio Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Portfolio Fund's portfolio.

  Liquidity Risk – Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that a Portfolio Fund may not be able to sell such securities at the time it desires or without adversely affecting their price.

  Derivatives Risk – Futures Contracts – Certain Portfolio Funds may buy or sell futures. A futures contract is a contract between a buyer (holding the "long" position) and a seller (holding the "short" position) for an asset with delivery deferred until a future date. The buyer agrees to pay a fixed price at the agreed future date and the seller agrees to deliver the asset. The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the particular futures market could be reduced. Certain futures markets are more liquid than others. In addition, certain futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. To the extent that a Portfolio Fund trades on such futures exchanges, the Portfolio Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.

  Changing Distribution Levels Risk – The amount of the distributions paid by certain Portfolio Funds generally depends on the amount of interest and/or dividends received by the Portfolio Fund on the securities it holds. A Portfolio Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Portfolio Fund receives from its investments decline.

  Rule 144A Securities Risk – Certain Portfolio Funds may invest significantly in privately placed securities that have not been registered for sale under the Securities Act of 1933 pursuant to Rule 144A (Rule 144A securities) which are determined to be liquid in accordance with procedures adopted by the Portfolio Fund's Board of Trustees. However, an insufficient number of qualified institutional buyers interested in purchasing Rule 144A securities could affect adversely the marketability of such securities and the Portfolio Fund might be unable to dispose of such securities promptly or at reasonable prices. Accordingly, even if determined to be liquid, the Portfolio Fund's holdings of Rule 144A securities may increase the level of Fund illiquidity if eligible buyers become uninterested in buying them. The Portfolio Fund may also have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Additionally, the purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

Risk Narrative Supplement - [Text Block]	columbia_SupplementTextBlock_03	The bullet point entitled Index Risk under the heading Principal Risks is deleted in its entirety.